Segment And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Financial information for our reportable operating segments is summarized as follows.

Year ended December 31, ($ in millions)	Automotive Finance operations	Insurance operations	Mortgage operations (a)	Corporate and Other (b)	Consolidated (c)
2012
Net financing revenue (loss)	$2,827	$64	$149	$(1,149)	$1,891
Other revenue (loss)	322	1,150	1,159	(57)	2,574
Total net revenue (loss)	3,149	1,214	1,308	(1,206)	4,465
Provision for loan losses	253	—	86	(10)	329
Total noninterest expense	1,507	1,054	627	434	3,622
Income (loss) from continuing operations before income tax expense	$1,389	$160	$595	$(1,630)	$514
Total assets	$128,411	$8,439	$14,744	$30,753	$182,347
2011
Net financing revenue (loss)	$2,530	$62	$205	$(1,673)	$1,124
Other revenue	422	1,336	354	176	2,288
Total net revenue (loss)	2,952	1,398	559	(1,497)	3,412
Provision for loan losses	89	—	123	(51)	161
Total noninterest expense	1,530	1,082	344	472	3,428
Income (loss) from continuing operations before income tax expense	$1,333	$316	$92	$(1,918)	$(177)
Total assets	$112,591	$8,036	$33,906	$29,526	$184,059
2010
Net financing revenue (loss)	$2,697	$73	$308	$(2,005)	$1,073
Other revenue (loss)	724	1,728	257	(37)	2,672
Total net revenue (loss)	3,421	1,801	565	(2,042)	3,745
Provision for loan losses	260	—	148	(47)	361
Total noninterest expense	1,404	1,244	340	633	3,621
Income (loss) from continuing operations before income tax expense	$1,757	$557	$77	$(2,628)	$(237)
Total assets	$97,961	$8,789	$36,786	$28,472	$172,008

(a)	Represents the ResCap legal entity (prior to its deconsolidation from Ally as of May 14, 2012) and the mortgage activities of Ally Bank.

(b)	Total assets for the Commercial Finance Group were $1.5 billion, $1.2 billion, and $1.6 billion at December 31, 2012, 2011 and 2010, respectively.

(c)	Net financing revenue after the provision for loan losses totaled $1.6 billion, $1.0 billion, and $0.7 billion in 2012, 2011 and 2010, respectively.

Information Concerning Principal Geographic Areas [Table Text Block]
Information concerning principal geographic areas were as follows.

Year ended December 31, ($ in millions)	Revenue (a)	Income (loss) from continuing operations before income tax expense (b)	Net income (loss) (b)	Identifiable assets (c)	Long-lived assets (d)
2012
Canada	$233	$48	$295	$13,362	$1
Europe (e)	(28)	(14)	183	10,971	16
Latin America	2	(19)	219	8,050	33
Asia-Pacific	4	3	99	395	—
Total foreign	211	18	796	32,778	50
Total domestic (f)	4,254	496	400	149,542	13,831
Total	$4,465	$514	$1,196	$182,320	$13,881
2011
Canada	$174	$(13)	$436	$15,156	$282
Europe (e)	(42)	(3)	175	9,976	92
Latin America	4	(18)	104	7,647	30
Asia-Pacific	2	—	69	292	—
Total foreign	138	(34)	784	33,071	404
Total domestic (f)	3,274	(143)	(941)	150,470	9,236
Total	$3,412	$(177)	$(157)	$183,541	$9,640
2010
Canada	$157	$(40)	$402	$17,321	$1,522
Europe (e)	(67)	(85)	278	11,321	406
Latin America	12	(7)	164	6,917	35
Asia-Pacific	4	6	7	202	—
Total foreign	106	(126)	851	35,761	1,963
Total domestic (f)	3,639	(111)	178	135,722	7,541
Total	$3,745	$(237)	$1,029	$171,483	$9,504

(a)	Revenue consists of net financing revenue and total other revenue as presented in our Consolidated Statement of Income.

(b)	The domestic amounts include original discount amortization of $349 million, $925 million, and $1.2 billion for the year ended December 31, 2012, 2011, and 2010, respectively.

(c)	Identifiable assets consist of total assets excluding goodwill.

(d)	Long-lived assets consist of investment in operating leases, net, and net property and equipment.

(e)	Amounts include eliminations between our foreign operations.

(f)	Amounts include eliminations between our domestic and foreign operations.